As filed with the Securities and Exchange Commission on February 29, 2012

Investment Company Act of 1940 File No. 811-[          ]

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940   |X|
Amendment No.  __

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC
(Exact Name of Registrant as Specified in Charter)

 100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

(800) 882-0052
(Registrant's telephone number, including area code)

John Perlowski, President
BlackRock Alternatives Allocation Master Portfolio LLC
55 East 52nd Street
New York, New York 10055
(Name and Address of Agent for Service)

 Copies to:
Thomas A. DeCapo, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
One Beacon Street
Boston, Massachusetts 02108

 EXPLANATORY NOTE

This Registration Statement on Form N-2 has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act").  However, the Registrant's limited liability company interests ("Units") are not being registered under the Securities Act of 1933, as amended (the "Securities Act"), because such Units will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act.  Investments in the Registrant may be made only by a limited number of institutional investors, including investment companies, common or commingled trust funds, group trusts and certain other "accredited investors" within the meaning of Regulation D under the Securities Act.  This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any Units in the Registrant.

This Registration Statement has been prepared as a single document consisting of Parts A, B and C, none of which is to be used or distributed as a stand alone document.

BlackRock Alternatives Allocation Master Portfolio LLC (the "Master Fund") is part of a master-feeder structure (as described below).

The "Feeder Funds": (i) BlackRock Alternatives Allocation Portfolio LLC (the "Core Fund"), (ii) BlackRock Alternatives Allocation FB Portfolio LLC (the "FB Core Fund" and, together with the Core Fund, the "Core Funds"); (iii) BlackRock Alternatives Allocation TEI Portfolio LLC (the "TEI Core Fund") and (iv) BlackRock Alternatives Allocation FB TEI Portfolio LLC (the "FB TEI Core Fund" and together with the TEI Core Fund, the "TEI Core Funds") invest, directly or indirectly, all or substantially all of their investable assets in BlackRock Alternatives Allocation Master Portfolio LLC, a Delaware limited liability company (the "Master Fund" and, together with the Feeder Funds, the "Funds").  The TEI Core Fund invests all or substantially all of its investable assets in BlackRock Alternatives Allocation Portfolio, Ltd., a Cayman Islands exempted company limited by shares that has the same investment objective as the TEI Core Fund, and the FB TEI Core Fund invests all or substantially all of its investable assets in BlackRock Alternatives Allocation FB Portfolio, Ltd., a Cayman Islands exempted company limited by shares that has the same investment objective as the FB TEI Core Fund (the Cayman Island companies are referred to collectively as the "Offshore Funds").  The Offshore Funds in turn invest all or substantially all of their investable assets in the Master Fund.  Each Fund is a limited liability company registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company.

The Feeder Funds intend to invest all of their respective assets directly or indirectly (in the case of the TEI Core Funds) in the Master Fund's Units.  Currently, the Core Funds and the TEI Core Funds are the only Feeder Funds that intend to invest in the Master Fund.  The Funds have the same objectives and strategies as the Master Fund.  All portfolio investments are made at the Master Fund level.  The Master Fund may, in the future, permit investments by additional feeder funds in addition to the Feeder Funds ("New Feeder Funds").  The fees, expenses, sales charges and investment minimums applicable to an investment in any such New Feeder Funds may differ from the fees, expenses, sales charges and investment minimums applicable to an investment in any of the Feeder Funds.  The Funds expect that the differences in economic and offering terms of any such New Feeder Funds, as compared to the Feeder Funds, will be dictated by the type of investors for which such New Feeder Funds are designed.

This Registration Statement should be read in conjunction with (a) the Registration Statement on Form N-2 (Securities Act File No. 333-178499 and Investment Company Act File No. 811-22642) of the Core Fund, as filed with the Securities and Exchange Commission (the "Commission") on December 15, 2011, and as amended from time to time (the "Core Fund Registration Statement"), (b) the Registration Statement on Form N-2 (Securities Act File No. 333-178500 and Investment Company Act File No. 811-22643) of the FB Core Fund, as filed with the Commission on December 15, 2011, and as amended from time to time (the "FB Core Fund Registration Statement"), (c) the Registration Statement on Form N-2 (Securities Act File No. 333-178501 and Investment Company Act File No. 811-22644) of the TEI Core Fund, as filed with the Commission on December 15, 2011, and as amended from time to time (the "TEI Core Fund Registration Statement"), and (d) the Registration Statement on Form N-2 (Securities Act File No. 333-178502 and Investment Company Act File No. 811-22645) of the FB TEI Core Fund, as filed with the Commission on December 15, 2011, and as amended from time to time (the "FB TEI Core Fund Registration Statement").  The Core Fund Registration Statement includes the prospectus of the Core Fund, the TEI Core Fund Registration Statement includes the prospectus of the TEI Core Fund, the FB Core Fund Registration Statement includes the prospectus of the FB Core Fund, and the FB TEI Core Fund Registration Statement includes the prospectus of the FB TEI Core Fund.

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

CROSS REFERENCE SHEET

PARTS A AND B

ITEM NUMBER	CAPTION	LOCATION IN PROSPECTUS

1	Outside Front Cover	Omitted

2	Cover Pages; Other Offering Information	Omitted

3	Fee Table and Synopsis	Fee Table and Synopsis

4	Financial Highlights	Omitted

5	Plan of Distribution	Omitted

6	Selling Shareholders	Omitted

7	Use of Proceeds	Omitted

8	General Description of the Registrant	General Description of the Registrant

9	Management	Management

10	Capital Stock, Long-Term Debt, and Other Securities	Capital Stock, Long-Term Debt, and Other Securities

11	Defaults and Arrears on Senior Securities	Inapplicable

12	Legal Proceedings	Inapplicable

13	Table of Contents of the Statement of Additional Information ("SAI")	Inapplicable

14	Cover Page of SAI	Inapplicable

15	Table of Contents of SAI	Inapplicable

16	General Information and History	Inapplicable

17	Investment Objective and Policies	Investment Objective and Policies

18	Management	Management

19	Control Persons and Principal Holders of Securities	Control Persons and Principal Holders of Securities

20	Investment Advisory and Other Services	Investment Advisory and Other Services

21	Portfolio Managers	Portfolio Managers

22	Brokerage Allocation and Other Practices	Brokerage Allocation and Other Practices

23	Tax Status	Tax Status

24	Financial Statements	Financial Statements

The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

PART A

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Core Fund Registration Statement.

ITEM 3.1 FEE TABLE AND SYNOPSIS

MEMBER TRANSACTION EXPENSES
Amount

Maximum Sales Load (as a percentage of net asset value)	None

Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None

ANNUAL EXPENSES (as a percentage of average net assets)

Management Fees(1)	1.00%

Other Expenses(2)	1.35%

Acquired Fund Fees and Expenses(3)	5.25%

TOTAL ANNUAL EXPENSES	7.60%

FEEDER FUND EXPENSE REIMBURSEMENTS(4)	(1.06%)

TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEEDER FUND EXPENSE REIMBURSEMENTS(4)	6.54%

(1)
The Master Fund pays BlackRock Advisors, LLC (the "Advisor"), an advisory fee at an annual rate equal to 1.00% of the Fund's month-end net asset value (before the accrual of the investment management fee for that month and after the accrual of any expense reimbursements owed to the Funds by the Advisor pursuant to any expense limitation arrangement for that month).  BlackRock Financial Management, Inc. (the "Sub-Advisor" and, together with the Advisor, the "Advisors") serves as the Master Fund's sub-advisor.

(2)
"Other Expenses" are based on anticipated expenses for the first year of the Master Fund's operations as an investment company registered under the 1940 Act, and consist of expenses including, without limitation, the offering of the Master Fund's Units, custodian fees and expenses, administrative fees and expenses, directors' fees and directors' and officers' insurance.  Certain administrative and other expenses applicable to feeder funds that invest in the Master Fund are applied at the feeder fund level rather than at the Master Fund Level.

(3)
The "Acquired Fund Fees and Expenses" include operating expenses and performance-based incentive fees of private funds or other pooled investment vehicles (collectively, the "Portfolio Funds") managed by third party investment managers ("Managers") selected by and unaffiliated with the Advisors as well as any direct fees charged by such Portfolio Funds (e.g., redemption fees) in which the Master Fund invests.  The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses.  Each Portfolio Fund's expenses will vary.  In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the byproduct of leveraging or hedging activities employed by the Managers in order to seek to enhance or preserve the Portfolio Funds' returns.  The Master Fund's investments will be allocated among many asset classes, including absolute return and private equity, among others.  Portfolio Funds with absolute return objectives may on average employ more leverage than certain other types of Portfolio Funds.  Portfolio Funds that are private equity funds will on average incur higher operating expenses early on in such fund's investment cycle as the investments in this asset class often have a longer term investment horizon, which can result in higher operating expense ratios early in such fund's investment cycle.  In addition, for recently launched Portfolio Funds in which the Master Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as start up costs are being borne over a smaller invested capital base.  The fees and expenses disclosed above are based on 2010 financial information (which was the most recent financial information of the Portfolio Funds available to the Funds), and such data may (and is expected to) change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses.  In addition, the Portfolio Funds held by the Master Fund will change, which further impacts the calculation of the Acquired Fund Fees and Expenses.  Generally, fees payable to Managers are estimated to range from 1.00% to 4.00% (annualized) of the average net asset value of the Master Fund's investment in such Portfolio Funds.  In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 15% to 25% of a Portfolio Fund's net profits.  These fees payable to Managers are estimates and may be higher or lower than the numbers shown.

(4)
Each Feeder Fund has entered into an Expense Agreement in which the Advisor has agreed to pay certain operating and other expenses of the Feeder Fund in order to maintain certain expenses below 0.50% of the respective Feeder Fund's average net assets.  Expenses covered by this expense cap include all of a Feeder Fund's expenses (whether incurred directly by the Feeder Fund or indirectly at the Offshore Funds or the Master Fund level) other than those expressly excluded by the expense cap arrangement.  Information regarding the Expense Agreements and the Feeder Funds' expense cap arrangements is incorporated herein by reference from the section entitled "Fund Expenses" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.  In order to maintain certain of a Feeder Fund's expenses below 0.50% of a Feeder Fund's average net assets, it may be necessary for the Advisor to pay certain operating and other expenses of the Feeder Fund that are incurred indirectly at the Master Fund level.  The reimbursements reflected above are those which the Advisor anticipates paying at the Master Fund level for the first year of the Master Fund's operations pursuant to one or more Feeder Funds' Expense Agreements.  Because Master Fund expenses are allocated proportionally to each Feeder Fund, reimbursements at the Master Fund level may, in some circumstances, result in some Feeder Funds benefiting from such reimbursements to a greater degree than other Feeder Funds.

The following example is intended to help you compare the cost of investing in the Master Fund with the cost of investing in other funds.  The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Master Fund.

Example

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return.  The rate of return of the Master Fund may be greater or less than the hypothetical 5% return used in the example.  A greater rate of return than that used in the example would increase the dollar amount of the investment management fee paid by the Master Fund.

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$65	$192	$315	$606

Had the Acquired Fund Fees and Expenses resulting from the underlying Portfolio Funds not been included in the example above, such that only the direct expenses incurred at the Master Fund level were included, the estimated fees and expenses for the 1, 3, 5 and 10 year periods would have been $13, $41, $71 and $156, respectively.   Actual expenses may be greater or less than those shown.

ITEM 8 GENERAL DESCRIPTION OF THE REGISTRANT

The Master Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company.  The Master Fund was organized on August 26, 2011 as a limited liability company under the laws of the State of Delaware.  The Master Fund is a "master" fund within what is known in the investment company industry as a "master-feeder" structure.  Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund.  The feeder funds' investment objectives are the same as those of the master fund.  Information about the Master Fund and the master-feeder structure of which it forms a part are incorporated herein by reference from the section entitled "The Funds" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.

The Master Fund's Units are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act.  Investments in the Master Fund generally may be made only by U.S. and foreign investment companies or other investment vehicles or persons who are "accredited investors," as defined in Regulation D under the Securities Act.  The Registrant may decline to accept any investment in its discretion.  This Registration Statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act.

Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Objective," "Investment Strategies," "Borrowing by the Funds," "Additional Investment Policies," and "General Risks" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.

ITEM 9 MANAGEMENT

A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled "Management of the Funds," "Administration, Accounting and Investor Services Agreements," "Custodian," "Fund Expenses" and "Portfolio Transactions and Brokerage" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.  The following list identifies the specific sections of the Core Fund's prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)	"Management of the Fund—Board Leadership Structure and Oversight"

Item 9.1(b)	"Management of the Fund—Advisor and Sub-Advisor, Investment Management Agreements and Sub-Investment Advisory Agreements, and Matters Considered by the Board" and "Other Information"

Item 9.1(c)
"Management of the Fund—Portfolio Managers, Potential Material Conflicts of Interest, Portfolio Manager Compensation Overview, and Securities Ownership of the Portfolio Managers" and "Investment Strategies—Portfolio Managers, Investment Teams and the Investment Committee"

Item 9.1(d)	"Administration, Accounting and Investor Services Agreements"

Item 9.1(e)	"Custodian" and "Administration, Accounting and Investor Services Agreements"

Item 9.1(f)	"Summary of Feeder Funds' Expenses" and "Fund Expenses"

Item 9.1(g)	"Portfolio Transactions and Brokerage," "Conflicts of Interest," "Additional Conflicts of Interest Relating to Alternative Strategy Managers" and "Conflicts of Interest Relating to the Managers"

Item 9.2	NON RESIDENT MANAGERS Inapplicable.

Item 9.3
CONTROL PERSONS

All of the outstanding Units of the Master Fund are owned by the Feeder Funds and by the Advisor or its affiliates.

The Core Fund, the FB Core Fund, the TEI Core Fund and the FB TEI Core Fund, each will, directly or indirectly through the Offshore Funds, invest substantially all of its assets in the Master Fund.  The Core Fund, the FB Core Fund, the TEI Core Fund and the FB TEI Core Fund, directly or indirectly through the Offshore Funds, in the aggregate, are expected to own 100% of the Master Fund's Units.  The TEI Offshore Fund will be controlled by the TEI Core Fund.  The FB Offshore Fund will be controlled by the FB TEI Core Fund.

Additionally, the information included under the heading "Management of the Funds-Principal Owners of Units" in the Core Fund's prospectus included in the Core Fund's Registration Statement on Form N-2 is incorporated herein by reference.

ITEM 10           CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

Item 10.1.          CAPITAL STOCK

The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for U.S. federal income tax purposes.  A unitholder in the Master Fund (a "Member") will be a member in the Master Fund and the Member's rights in the Master Fund will be established and governed by the Master Fund's Limited Liability Company Agreement (the "LLC Agreement") which is included as an exhibit to this Registration Statement.  A prospective investor and his or her advisors should carefully review the LLC Agreement as each Member will agree to be bound by its terms and conditions.  The following is a summary description of select provisions of the LLC Agreement.  The description of such items and provisions is not definitive and is qualified in its entirety by reference to the LLC Agreement.  Additionally, information regarding capital accounts and allocations is incorporated herein by reference from the section entitled "Capital Accounts and Allocations," in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.

 Units; Rights of Members

The number of Units in the Master Fund is unlimited.  All Units issued by the Master Fund are fully paid and nonassessable.  Members have no preemptive or other rights to subscribe for any additional Units or other securities issued by the Master Fund.  Each Member will participate in the earnings, dividends and assets of the Master Fund in accordance with their pro rata interest in the Master Fund.

 Voting

 Except to the extent otherwise provided in the Master Fund's LLC Agreement, each owner of one or more Units shall be entitled to cast at any meeting of Members called by the (i) majority of the board of directors or (ii) Members holding at least 51% of the total number of votes eligible to be cast by all Members a number of votes equal to the number of Units owned by such person.  Members will be entitled to vote on any matter on which stockholders of a registered investment company organized as a corporation would be entitled to vote, including the selection of directors and the approval of the Investment Management Agreement.  Notwithstanding their ability to exercise their voting privileges, Members are not entitled to participate in the management or control of the Master Fund's business and may not act for or bind the Master Fund.  If the Feeder Funds, as Members of the Master Fund, are asked to vote any proxy issued by the Master Fund, the Feeder Funds will poll their investors on the matter and vote the Master Fund proxy in proportion to the responses received from the Feeder Fund investors.  The Master Fund does not intend to hold annual meetings of Members, except to the extent required by the 1940 Act.  There is no cumulative voting in the election or removal of directors.

 Members; Additional Classes of Units

Eligible investors who subscribe for Units in the Master Fund and are admitted to the Master Fund by its board of directors (the "Board") will become Members of the Master Fund.  The Board may admit one or more Members as of the first Business Day of each calendar month or more frequently as determined by the Board.  Each potential Member must agree to be bound by all the terms and provisions of the LLC agreement by executing a signature page of the LLC Agreement or of the Master Fund's subscription agreement or as otherwise determined by the Board.  The Board may, in its sole discretion, reject any subscription for Units.  The Board may also, in its sole discretion, suspend subscriptions for Units at any time and from time to time, for any reason.  In addition, to the extent permitted by the 1940 Act or any required exemptive relief, the Master Fund reserves the right to issue additional classes of Units in the future subject to fees, charges, repurchase rights and other characteristics different from those of the Units described in this Registration Statement.

 Liability of Members

Under Delaware law and the LLC Agreement, no Member will be liable for the repayment or discharge of any debt or other liability of the Master Fund, or be required to make additional contributions to the capital of the Master Fund.  Additionally, the LLC Agreement provides that Members will have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law.

The Board has the power, as frequently as it may determine, to cause each Member to pay directly, in advance or arrears, for charges of distribution, of the custodian or transfer, Member servicing or similar agent, a pro rata amount as defined from time to time by the Board, by setting off such charges due from such Member from declared but unpaid dividends or distributions owed such Member and/or by reducing a Member's interest in the Fund.

Pursuant to the LLC Agreement, each Member covenants for itself and its successors, assigns, heirs and personal representatives that such person shall, at any time prior to or after the dissolution of the Fund, whether before of after such Member's withdrawal from the Fund, pay to the Fund and/or the tax matters partner on demand any amount which the Fund or the tax matters partner, as the case may be, is required to pay in respect of taxes (including withholding taxes and, if applicable, interest, penalties and costs and expenses of contesting any such taxes) imposed upon income of or distributions to such Member.

Limitation of Liability

The LLC Agreement provides that the directors and officers of the Master Fund and the Advisors (including certain of its affiliates, among others) shall not be liable to the Master Fund or any of its Members for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law.

 Power of Attorney

In subscribing for Units, a Member will appoint the Advisors as his, her or its attorney-in-fact for purposes of executing or filing any required certificates and documents relating to the formation and maintenance of the Master Fund as a limited liability company under Delaware law or signing all instruments effecting authorized changes in the Master Fund or the LLC Agreement.  This power of attorney is a special power of attorney and is coupled with an interest in favor of the Advisors and as such will be irrevocable and will continue in full force and effect notwithstanding the subsequent death or incapacity of any Member granting the power of attorney.  In addition, the power of attorney will survive the direct or indirect delivery of a pledge, assignment, sale, hypothecation, exchange, transfer or other disposition of legal or beneficial ownership (including without limitation through any swap, structured note or any other derivative transaction) of all or any of its Units, including, without limitation, any portion of a Unit (such as a right to distributions), to any person (collectively a "Transfer" and each a "Transferee"), by a Member of all or any portion of the Member's Units, except for when the Transferee has been approved by a Fund for admission to such Fund as a substitute Member.

 Amendment of the LLC Agreements

The LLC Agreement may generally be amended, in whole or in part, with the approval of a majority of the directors (including a majority of the independent directors, if required by the 1940 Act) and without the approval of the Members, except for any amendment that would increase the obligation of a Member to make any contribution to the capital of the Master Fund; reduce the capital account of a Member; amend, supplement or modify Sections 2.6(a), 8.1(c), 8.6, 8.10 and 8.11 of the LLC Agreement and as required under the 1940 Act.

 No Right of Redemption

No Member or other person holding Units acquired from a Member will have the right to require the Master Fund to redeem the Units.  No public market for the Units exists, and none is likely to develop in the future.  Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of Units by the Master Fund, as described below.

 Repurchases

The Board, from time to time, in its sole discretion and on such terms and conditions as it may determine, may cause the Master Fund to repurchase Units or portions thereof pursuant to written tenders.

The Board expects that the Master Fund will offer to repurchase Units from Members on a quarterly basis in order to permit the Feeder Funds to conduct repurchase offers for their Units.  However, there is no assurance that the Board will, in fact, decide to undertake any repurchase offer.  The Master Fund will repurchase Units or portions thereof only on terms fair to the Master Fund and all Members.

In recognition of the possibility that a secondary market for a Feeder Fund’s Units will not exist, the Feeder Funds intend to take certain actions designed to provide liquidity to their unitholders.  The Feeder Funds intend from time to time to make offers to purchase their Units from all beneficial holders at a price per share equal to the net asset value per share, as described in the Core Fund's prospectus, determined at the close of business on the day the tender offer terminates.  Each time the Feeder Funds make a tender offer for their Units, it is expected that the Master Fund will make a concurrent tender offer to the Feeder Funds to repurchase Units in the Master Fund equivalent in value to the value of the Units that the Feeder Funds are offering to repurchase.  At the conclusion of the tender offer period, the Feeder Funds will calculate the aggregate net asset value of the Units tendered and tender an equivalent amount of Units to the Master Fund.  The proceeds from the Master Fund’s tender, together with any proceeds of borrowings, if any, will be distributed to the tendering unitholders of the Feeder Funds.  It is expected that the Feeder Funds’ Boards will consider making tender offers on a quarterly basis.  There can be no assurance, however, that a Feeder Fund’s board of directors will decide to undertake the making of any tender offer.  Subject to the Feeder Funds’ and the Master Fund’s investment restriction with respect to borrowings, the Master Fund may borrow money to finance the repurchase of shares pursuant to any tender offers.  Consummating a tender offer may require the Master Fund to liquidate portfolio securities, and realize gains or losses, at a time when the Advisor would otherwise consider it disadvantageous to do so.

See "Repurchases of Units—Repurchases" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2 for additional information regarding repurchases by the Feeder Funds.

 Transfers of Units

A Member may not directly or indirectly make a Transfer, except for a Transfer that is effected solely by operation of law as the result of the death, divorce, bankruptcy, insolvency, adjudication of incompetence, dissolution, merger, reorganization or termination of such Member or otherwise or a Transfer that is effected with the express written consent of the Board, which consent may be withheld in its sole and absolute discretion.  Any permitted Transferee will be bound by the Master Fund's LLC Agreement and the agreements contained in the Master Fund's Subscription Agreement without any action on its part.

No assignee, purchaser or Transferee may be admitted as a substitute Member, except with the written consent of the Board, which consent may be given or withheld in its sole and absolute discretion.  Any Transferee who has obtained such Units by operation of law as described above must submit written documentation that adequately evidences such death, divorce, bankruptcy, insolvency, adjudication of incompetence, dissolution, merger, reorganization or termination of such member having taken place, and the determination as to the adequacy of such documentation may be made by the Board in its sole and absolute discretion.  In this regard, the Board may refuse to admit a Transferee who has obtained such Units by operation of law as described above as a substitute member of the Master Fund and may effect a compulsory repurchase of such Units in accordance with the terms of the LLC Agreement.  Notwithstanding the foregoing, the LLC Agreement permits Members to hold Units in a collateral account with a financial intermediary.

No Transfer will be permitted unless the Board of the Master Fund concludes that such Transfer will not cause the Master Fund to be treated as a "publicly traded partnership" taxable as a corporation for U.S. federal income tax purposes.  Any Transfer made or purported to be made that is in violation of the Master Fund's LLC Agreement shall be void and of no effect.  To the extent any Member, Transferee or successor Member is purported to have transferred any economic interest in the Master Fund in violation of the Master Fund's LLC Agreement, the Master Fund shall not recognize such action and the Board may terminate all or any part of the Unit of such Member, Transferee or successor Member at no value or such value as the Board determines in its sole and absolute discretion and the Member, Transferee or successor Member will forfeit all or such portion of its Units in connection with such termination as determined by the Advisor in connection therewith.

With respect to a Repurchase Instrument or a Compulsory Repurchase Instrument, a Member may not Transfer all or any portion of the Repurchase Instrument or the Compulsory Repurchase Instrument to any person, except for a Transfer that is effected solely by operation of law as the result of the death, divorce, bankruptcy, insolvency, adjudication of incompetence, dissolution, merger, reorganization or termination of such Member or otherwise or a Transfer that is effected with the written consent of the Board, which consent may be given or withheld in the Board's sole and absolute discretion and any such permitted Transferee shall become automatically subject to and bound by the terms of the Repurchase Instrument or Compulsory Repurchase Instrument, as the case may be, without any action on their part.

The Board has delegated its decision making authority on Transfers, subject to all Transfers being in compliance with the 1940 Act, to officers of the Master Fund and the Advisors.  However, such delegation is subject to revocation by the Board at any time.

 Conversion to Open-End Investment Company

To convert the Master Fund to an "open-end" investment company (that is, a registered investment company that offers redeemable Units or shares), the LLC Agreement requires the favorable vote of a majority of the directors then in office followed by the favorable vote of the Members holding not less than 75% of the voting power (as determined in accordance with the LLC Agreement) of each affected class or series outstanding, voting as separate classes or series, unless such conversion has been approved by 80% of the directors, in which case approval by "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Master Fund shall be required.  Upon the adoption of a proposal to convert the Master Fund from a ''closed-end company'' to an ''open-end company'' as those terms are defined by the 1940 Act and the necessary amendments to the applicable LLC Agreement to permit such a conversion of the Master Fund's outstanding Units entitled to vote, the Master Fund shall, upon complying with any requirements of the 1940 Act and state law, become an ''open-end'' investment company.  Such affirmative vote or consent shall be in addition to the vote or consent of the Members otherwise required by law.

Following any such conversion, it is possible that certain of the Master Fund's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity.  Investors of an open-end investment company may require the fund to redeem their Units at any time, except in certain circumstances as authorized by or under the 1940 Act and any rules thereunder at their then current NAV, less such redemption charge, if any, as might be in effect at the time of a redemption.

 Certain Change of Control Provisions

The LLC Agreement includes provisions (i) allowing for a merger or consolidation of the Master Fund with or into one or more limited liability companies formed under the Delaware Limited Liability Company Act or other business entities pursuant to an agreement of merger or consolidation that has been approved by two-thirds of its directors; (ii) prohibiting the transfer of a Unit in the Master Fund in whole or in part to any person or entity without the express written consent of the Board of the Master Fund; (iii) authorizing the Master Fund's Board to amend its LLC Agreement without Member approval (except for any amendment that would increase the obligation of a Member to make any contribution to the capital of the Master Fund; reduce the capital account of a Member; amend, supplement or modify Sections 2.6(a), 8.1(c), 8.6, 8.10 and 8.11 of the LLC Agreement and as required under the 1940 Act); and (iv) allowing for the removal of a Master Fund's director from office for cause only, and not without cause, and only by the action of a majority of the remaining directors followed by a vote of the holders of at least 75% of the Units then entitled to vote for the election of such director.  These provisions could have the effect of limiting the ability of other entities or persons to acquire control of the Master Fund or to change the composition of its Board.  Such attempts could have the effect of increasing the expenses of the Master Fund and disrupting the normal operation of the Master Fund.

 Term, Dissolution and Liquidation

The Master Fund shall be dissolved: (i) upon the affirmative vote to dissolve the Master Fund by not less than 80% of the Directors (including a majority of the Independent Directors); or (ii) as required by Delaware law or any other applicable law.

The Board will generally not approve a tender offer for the Master Fund if No Periodic Liquidity Assets (as defined below) represent greater than 40% of the Master Fund's net assets (as of the Master Funds' most recent Valuation Date), unless the Board concludes in its discretion that approving a tender offer would nonetheless be in the best interests of the Master Fund and its Members.  If (i) the Master Fund has not conducted a tender offer for six consecutive quarters due to the illiquidity of the Master Fund's assets, and (ii) No Periodic Liquidity Assets represent greater than 40% of the Master Fund's net assets as of the Valuation Date falling on the last Business Day of such sixth consecutive quarter, then the Board will meet to consider, in its sole discretion, whether the complete dissolution of the Master Fund is in the best interests of the Master Fund and its Members.  As used herein, "No

Periodic Liquidity Assets" means assets that do not trade in any established market and do not provide liquidity at least semi-annually and are not expected to otherwise be reduced to cash within the next six months.

Upon the occurrence of any event of dissolution of the Master Fund, the Board or the Advisor, acting as liquidators under appointment by the Board (or any other liquidator, if the Board does not appoint the Advisors to act as liquidators or is unable to perform this function) is charged with winding up the affairs of the Master Fund and liquidating its assets.  Net profits or net loss during the fiscal period including the period of liquidation will be allocated as described in the section entitled "Capital Accounts and Allocations."

Upon the liquidation of the Master Fund, its assets will be distributed: (i) first to satisfy the debts, liabilities, and obligations of the Master Fund (other than debts to its Members) including actual or anticipated liquidation expenses; (ii) next to repay debts, liabilities and obligations owing to its Members paid in order of seniority and on a pro rata basis; and (iii) finally to such Members in accordance with the positive balances in their respective capital accounts as determined after taking into account all adjustments to capital accounts for all periods.  Assets may be distributed in-kind on a pro rata basis if the Board or liquidator determines that such a distribution would be in the interests of the Members in facilitating an orderly liquidation.

The Board may in its sole discretion, if determined to be in the best interests of the Members, distribute the assets of the Master Fund into and through a liquidating trust to effect the liquidation of the Master Fund.  The use of a liquidating trust would be subject to the regulatory requirements of the 1940 Act and applicable Delaware law, and could result in additional expenses to the Members of the Master Fund.

Item 10.2	LONG TERM DEBT.

Not applicable.

Item 10.3	GENERAL

Not applicable.

Item 10.4	TAXES.

Information regarding the taxation of the Master Fund is incorporated herein by reference from the section entitled "Certain U.S. Federal Income Tax Considerations," in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.

Item 10.5	OUTSTANDING SECURITIES.

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Registrant or for its Own Account	Amount Outstanding Exclusive of Amount Shown Under (3), as of [ ]
Limited Liability Company Units	Unlimited	N/A	$[ ]

Item 10.6	SECURITIES RATINGS

Inapplicable.

ITEM 11	DEFAULTS AND ARREARS ON SENIOR SECURITIES

Inapplicable.

ITEM 12	LEGAL PROCEEDINGS

Inapplicable.

ITEM 13	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Inapplicable.

PART B

Part B of this Registration Statement of BlackRock Alternatives Allocation Master Portfolio LLC (the "Master Fund") should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Core Fund Registration Statement on Form N-2.

ITEM 14	COVER PAGE

Inapplicable.

ITEM 15	TABLE OF CONTENTS

Inapplicable.

ITEM 16	GENERAL INFORMATION AND HISTORY

Inapplicable.

ITEM 17	INVESTMENT OBJECTIVE AND POLICIES

Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Objective," "Investment Strategies," "Borrowing by the Funds," "Additional Investment Policies" and "General Risks" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.

ITEM 18	MANAGEMENT

Information about the directors and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the directors, the committees of the Board of the Master Fund, the code of ethics of the Master Fund and the Master Fund's Advisors and distributor, and the proxy voting policies and procedures of the Master Fund, are incorporated by reference from the sections "Management of the Funds," "Codes of Ethics," and "Appendix A – Proxy Voting Policies and Procedures" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.

ITEM 19	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

All of the outstanding Units of the Master Fund are owned by the Feeder Funds and the Advisor or its affiliates.

The Core Fund, the FB Core Fund, the TEI Core Fund and the FB TEI Core Fund, each will, directly or indirectly through the Offshore Funds, invest substantially all of its assets in the Master Fund.  The Core Fund, the FB Core Fund, the TEI Core Fund and the FB TEI Core Fund, directly or indirectly through the Offshore Funds, in the aggregate, are expected to own 100% of the Master Fund's Units.  The TEI Offshore Fund will be controlled by the TEI Core Fund.  The FB Offshore Fund will be controlled by the FB TEI Core Fund.  Because the Feeder Funds may at that time be deemed to control the Master Fund, the Feeder Funds may take actions affecting the Master Fund without the approval of any other investor.  The addition of other investors in the Master Fund may alter the Feeder Funds' potential ability to control the Master Fund.

Additionally, the information included under the heading "Management of the Funds-Principal Owners of Units" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2 is incorporated herein by reference.

The address of each Feeder Fund is the same as that of the Master Fund.

As of [           ], 2012, as a group, the directors and officers of the Master Fund collectively owned less than one percent of the Master Fund's Units.

ITEM 20	INVESTMENT ADVISORY AND OTHER SERVICES

Information on the investment management and other services provided for or on behalf of the Master Fund are incorporated herein by reference from the following sections in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2; each section is incorporated herein by reference.

Item 20.1(a)	"Management of the Funds—Advisor and Sub-Advisor"

Item 20.1(b)	"Management of the Funds—Advisor and Sub-Advisor" and "Conflicts of Interest"

Item 20.1(c)	"Management of the Funds—Investment Management Agreements and Sub-Investment Advisory Agreements" and "Fund Expenses"

Item 20.2	"Management of the Funds—Advisor and Sub-Advisor, Investment Management Agreements and Sub-Investment Advisory Agreements"

Item 20.3	Inapplicable

Item 20.4	"Management of the Funds—Administration, Accounting and Investor Services Agreement"

Item 20.5	Inapplicable

Item 20.6	"Custodian"

Item 20.7	"Accountants and Legal Counsel"

Item 20.8	Inapplicable

ITEM 21	PORTFOLIO MANAGERS

Information concerning compensation structure, other accounts managed by the Master Fund's portfolio managers, potential conflicts of interest and security ownership are incorporated herein by reference from the section "Management of the Funds—Portfolio Managers, Potential Material Conflicts of Interest, Portfolio Manager Compensation Overview, and Securities Ownership of the Portfolio Managers," "Conflicts of Interest" and "Additional Conflicts of Interest Relating to the Alternative Strategy Managers" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.

ITEM 22	BROKERAGE ALLOCATION AND OTHER PRACTICES

A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section "Portfolio Transactions and Brokerage" in the Core Fund's prospectus included in the Core Fund Registration Statement on Form N-2.

ITEM 23	TAX STATUS

Information regarding the taxation of the Master Fund is incorporated herein by reference from the section "Certain U.S. Federal Income Tax Considerations" in the Core Fund's prospectus included in the Core Fund Registration Statement of Form N-2.

ITEM 24	FINANCIAL STATEMENTS

The Master Fund's audited financial statements for the period ended [     ], 2012 and the registered public accountant's reports thereon are set forth in the following pages.

 REPORTS OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[To Come By Amendment]

FINANCIAL STATEMENTS AND NOTES

[To Come By Amendment]

PART C
OTHER INFORMATION

Responses to Items 25.2.h, 25.2.l, 25.2.n and 25.2.o of Part C have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

ITEM 25	FINANCIAL STATEMENTS AND EXHIBITS

(1)	Financial Statements

Part A—None.
Part B—Report of Independent Registered Public Accounting Firm(1)
Part B—Audited Financial Statements.(1)
(2)	Exhibits
(a)	Limited Liability Company Agreement (1)
(b)	By-Laws (1)
(c)	Inapplicable
(d)	Refer to Exhibits (a) and (b) above.
(e)	Inapplicable
(f)	Inapplicable
(g)(1)	Form of Investment Management Agreement.(1)
(2)	Form of Sub-Investment Advisory Agreement with BlackRock Financial Management, Inc.(1)
(h)	Inapplicable
(i)	The BlackRock Closed-End Funds Amended and Restated Deferred Compensation Plan.(1)
(j)	Form of Custody Agreement(1)
(k)(1)	Form of Administrative, Accounting and Investor Services Agreement(1)
(2)	Form of Name Licensing Agreement(1)
(l)	Inapplicable
(m)	Inapplicable
(n)	Inapplicable
(o)	Inapplicable
(p)(1)	Subscription Agreement by and between the Master Fund and BlackRock Advisors, LLC(1)
(2)	Form of Subscription Agreement by and between the Master Fund and a Feeder Fund or Offshore Fund (1)
(q)	Inapplicable
(r)(1)	Code of Ethics of the Registrant(1)
(2)	Code of Ethics of the Advisor and Sub-Advisor(1)
(s)	Inapplicable
_____________
(1)	To be filed by amendment.

ITEM 26	MARKETING ARRANGEMENTS

Inapplicable.

ITEM 27	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fees	$[ ]

Printing (other than certificates)	$[ ]

Accounting fees and expenses	$[ ]

Legal fees and expenses	$[ ]

Miscellaneous	$[ ]

Total	$[ ]

ITEM 28	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 29	NUMBER OF HOLDERS OF SHARES

As of [   ], 2012:

Title of Class	Number of Record Holders

Limited Liability Company Units	[ ]

ITEM 30	INDEMNIFICATION

[To Come By Amendment]

ITEM 31	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

BlackRock Advisors, LLC, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant.  The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BlackRock Advisors, LLC or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of BlackRock Advisors, LLC filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-47710).

BlackRock Financial Management, Inc., a corporation organized under the laws of Delaware, acts as investment sub-adviser to the Registrant.  The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of BlackRock Financial Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BlackRock Financial Management, Inc. or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of BlackRock Financial Management, Inc. filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-48433).

ITEM 32	LOCATION OF ACCOUNTS AND RECORDS

The Registrant's accounts, books and other documents are currently located at the offices of (1) the Registrant, (2) the Advisor, (3) the Sub-Advisor, (4) the Custodian and (5) the Administrator.  The address of each is as follows:

1.	BlackRock Alternatives Allocation Master Portfolio LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

2.	BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

3.	BlackRock Financial Management, Inc.
40 East 52nd Street
New York, New York 10022

4.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

5.	The Bank of New York Mellon
101 Barclay Street, 20W
New York, New York 10286

ITEM 33	MANAGEMENT SERVICES

Inapplicable.

ITEM 34	UNDERTAKINGS

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of February 2012.

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC
By:	/s/ John Perlowski
John Perlowski
President and Chief Executive Officer

Signature Page to BAAP Master N-2